Prepayments and Other Short-term Assets - Summary of Prepayments and Other Short-term Assets (Parenthetical) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Prepayments and accrued income including contract assets [abstract]
Advance payment for raw material purchase	$ 432,672
Allowance for bad debts	$ (432,672)	$ 0